Note 4 - Loans (Detail) - Allowance For Loan Losses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 8,159	$ 10,691	$ 9,513
Charge Offs	(3,587)	(9,250)
Recoveries	175	405
Provisions	880	10,023
Real Estate Secured [Member] | Residential 1-4 Family [Member] | Beginning Balance [Member]
Balance	2,861	2,532
Real Estate Secured [Member] | Residential 1-4 Family [Member] | General Reserves [Member]
Balance	1,944	1,763
Real Estate Secured [Member] | Residential 1-4 Family [Member] | Specific Reserves [Member]
Balance	368	1,098
Real Estate Secured [Member] | Residential 1-4 Family [Member] | Ending Balance [Member]
Balance	2,312	2,861
Real Estate Secured [Member] | Residential 1-4 Family [Member]
Charge Offs	(1,968)	(1,119)
Recoveries	64	125
Provisions	1,355	1,323
Real Estate Secured [Member] | Multifamily [Member] | Beginning Balance [Member]
Balance	297	358
Real Estate Secured [Member] | Multifamily [Member] | General Reserves [Member]
Balance	39	175
Real Estate Secured [Member] | Multifamily [Member] | Specific Reserves [Member]
Balance		122
Real Estate Secured [Member] | Multifamily [Member] | Ending Balance [Member]
Balance	39	297
Real Estate Secured [Member] | Multifamily [Member]
Charge Offs		(502)
Recoveries	18
Provisions	(276)	441
Real Estate Secured [Member] | Real Estate Commercial [Member] | Beginning Balance [Member]
Balance	2,409	1,263
Real Estate Secured [Member] | Real Estate Commercial [Member] | General Reserves [Member]
Balance	1,188	1,691
Real Estate Secured [Member] | Real Estate Commercial [Member] | Specific Reserves [Member]
Balance	76	718
Real Estate Secured [Member] | Real Estate Commercial [Member] | Ending Balance [Member]
Balance	1,264	2,409
Real Estate Secured [Member] | Real Estate Commercial [Member]
Charge Offs	(883)	(2,116)
Recoveries	1	30
Provisions	(263)	3,232
Real Estate Secured [Member] | Construction and Land Development [Member] | Beginning Balance [Member]
Balance	633	2,972
Real Estate Secured [Member] | Construction and Land Development [Member] | General Reserves [Member]
Balance	512	625
Real Estate Secured [Member] | Construction and Land Development [Member] | Specific Reserves [Member]
Balance	94	8
Real Estate Secured [Member] | Construction and Land Development [Member] | Ending Balance [Member]
Balance	606	633
Real Estate Secured [Member] | Construction and Land Development [Member]
Charge Offs	(617)	(4,021)
Recoveries	67	124
Provisions	523	1,558
Non-Real Estate Secured [Member] | Commercial and Industrial [Member] | Beginning Balance [Member]
Balance	1,898	619
Non-Real Estate Secured [Member] | Commercial and Industrial [Member] | General Reserves [Member]
Balance	1,285	1,898
Non-Real Estate Secured [Member] | Commercial and Industrial [Member] | Specific Reserves [Member]
Balance	39
Non-Real Estate Secured [Member] | Commercial and Industrial [Member] | Ending Balance [Member]
Balance	1,324	1,898
Non-Real Estate Secured [Member] | Commercial and Industrial [Member]
Charge Offs	(65)	(1,464)
Recoveries	23	125
Provisions	(532)	2,618
Non-Real Estate Secured [Member] | Consumer and Other [Member] | Beginning Balance [Member]
Balance	41	124
Non-Real Estate Secured [Member] | Consumer and Other [Member] | General Reserves [Member]
Balance	55	41
Non-Real Estate Secured [Member] | Consumer and Other [Member] | Ending Balance [Member]
Balance	55	41
Non-Real Estate Secured [Member] | Consumer and Other [Member]
Charge Offs	(54)	(28)
Recoveries	2	1
Provisions	66	(56)
Other Loan Type [Member] | Other General Reserves [Member] | Beginning Balance [Member]
Balance	1,515	1,345
Other Loan Type [Member] | Other General Reserves [Member] | General Reserves [Member]
Balance	1,939	1,515
Other Loan Type [Member] | Other General Reserves [Member] | Ending Balance [Member]
Balance	1,939	1,515
Other Loan Type [Member] | Other General Reserves [Member]
Provisions	424	170
Other Loan Type [Member] | Unallocated [Member] | Beginning Balance [Member]
Balance	1,037	300
Other Loan Type [Member] | Unallocated [Member] | General Reserves [Member]
Balance	620	1,037
Other Loan Type [Member] | Unallocated [Member] | Ending Balance [Member]
Balance	620	1,037
Other Loan Type [Member] | Unallocated [Member]
Provisions	(417)	737
Beginning Balance [Member]
Balance	10,691	9,513
General Reserves [Member]
Balance	7,582	8,745
Specific Reserves [Member]
Balance	577	1,946
Ending Balance [Member]
Balance	$ 8,159	$ 10,691